Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 430,416	$ 371,350
Federal Home Loan Bank Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	16,734	21,235
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	245,657	221,366
Bank assets [member] | Securities [member] | NHA mortgaged back securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 6,690	$ 5,492